TRANSACTIONS WITH RELATED PARTIES (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends and interest	$ 8,548,644
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends and interest	$ 3,500,000	$ 3,600,000